REVENUE (Details - Timing of revenue recognition) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,018,333	$ 0
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,018,333	0
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 0	$ 0